ACQUISITION OF BUSINESSES	6 Months Ended
Jun. 30, 2018
Disclosure of detailed information about business combination [abstract]
ACQUISITION OF BUSINESSES
ACQUISITION OF BUSINESSES
a) Acquisition of Colombian natural gas distribution business
On June 1, 2018, Brookfield Infrastructure, alongside institutional partners (the “GN consortium”), acquired an effective 16% interest in Gas Natural, S.A. ESP (“GN”), a Colombian natural gas distribution business, for total consideration by Brookfield Infrastructure of $150 million (GN consortium total of $522 million). The acquisition was funded through equity of $88 million (GN consortium total of $309 million) and the remainder with asset level debt raised concurrently on closing. Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective June 1, 2018. Acquisition costs of $2 million were recorded as Other expenses within the Consolidated Statements of Operating Results in the second quarter of 2018.
Consideration transferred

US$ MILLIONS
Cash	$118
Pre-existing interest of GN(1)	32
Total Consideration	$150

1.	Brookfield Infrastructure acquired a 3% interest in GN in December 2017, which had a fair market value of $32 million as at the date of acquisition. No gain or loss resulted from this acquisition.
Fair value of assets and liabilities acquired as of June 1, 2018 (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$21
Accounts receivable and other	275
Property, plant and equipment	487
Intangible assets	17
Goodwill	770
Accounts payable and other liabilities	(238)
Deferred income tax liabilities	(83)
Non-recourse borrowings	(185)
Net assets acquired before non-controlling interest	1,064
Non-controlling interest(2),(3)	(914)
Net assets acquired	$150

1.
The fair values of all acquired assets and liabilities for this operation have been determined on a provisional basis given the proximity of the acquisition to the reporting date, pending finalization of the determination of the fair values of the acquired net assets. Our partnership is in the process of obtaining additional information in order to assess the fair value of property, plant and equipment, intangible assets and provisions as at the date of acquisition. Our partnership has engaged a third party valuation company to support management’s assessment of the fair value.

2.
Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value as at the acquisition date based on the enterprise value of the business as per the underwriting model.

3.	Non-controlling interest includes an investment funded with asset level debt raised concurrently on closing.
Upon acquisition of an interest in GN, an additional deferred tax liability of $76 million was recorded. The deferred income tax liability arose as the tax bases of the net assets acquired were lower than their fair values. The inclusion of this liability in the net book value of the acquired business gave rise to goodwill of $76 million, which is recoverable so long as the tax circumstances that gave rise to the goodwill do not change. To date, no such changes have occurred. The goodwill recorded on acquisition is largely reflective of potential customer growth and growth under existing contracts arising from the business’ position as a key distributor of natural gas in various markets of Colombia. None of the goodwill recognized is deductible for income tax purposes.
Had the acquisition of the Colombian natural gas distribution business been effective January 1, 2018, the revenue and net income of Brookfield Infrastructure would have been $2,457 million and $571 million, respectively, for the six-month period ended June 30, 2018.
b) Acquisition of Brazilian regulated gas transmission business
On April 4, 2017, Brookfield Infrastructure, alongside institutional partners (the “consortium”), acquired an effective 28% interest in Nova Transportadora do Sudeste S.A. (“NTS”), a Brazilian regulated gas transmission business, for total consideration by Brookfield Infrastructure of $1.6 billion (consortium total of $5.1 billion). Brookfield Infrastructure’s consideration consists of $1.3 billion in cash (consortium total of $4.2 billion) and deferred consideration of $0.3 billion (consortium total of $0.9 billion) payable five years from the close of the transaction. Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective April 4, 2017. Acquisition costs of $8 million were recorded as Other expenses within the Consolidated Statements of Operating Results in 2017.

Consideration transferred

US$ MILLIONS
Cash	$1,306
Consideration payable(1)	262
Total Consideration	$1,568

1.
The deferred consideration is payable on the fifth anniversary of the date of acquisition and has therefore been initially recorded at fair value within non-current financial liabilities on the consolidated statements of financial position. The deferred consideration is denominated in U.S. dollars and accrues interest at 3.35% compounded annually. The financial liability will be subsequently measured at amortized cost.

Fair value of assets and liabilities acquired as of April 4, 2017:

US$ MILLIONS
Cash and cash equivalents	$89
Accounts receivable and other	317
Intangible assets(1)	5,515
Goodwill	804
Accounts payable and other liabilities	(202)
Deferred income tax liabilities	(946)
Net assets acquired before non-controlling interest	5,577
Non-controlling interest(2)	(4,009)
Net assets acquired	$1,568
1.    Represents authorizations that expire between 2039 and 2041.

2.	Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.

Upon acquisition of an interest in NTS, an additional deferred tax liability of $893 million was recorded. The deferred income tax liability arose as the tax bases of the net assets acquired were lower than their fair values. The inclusion of this liability in the net book value of the acquired business gave rise to goodwill of $804 million, which is recoverable so long as the tax circumstances that gave rise to the goodwill do not change. To date, no such changes have occurred. None of the goodwill recognized is deductible for income tax purposes.
c) Individually insignificant business combinations
The following table summarizes the purchase price allocation of individually insignificant business combinations that were completed in 2017.

US$ MILLIONS
Cash	$9
Consideration payable	21
Total consideration	$30

Fair value of assets and liabilities acquired:

US$ MILLIONS
Accounts receivable and other	$28
Goodwill	14
Property, plant and equipment	104
Deferred income tax and other liabilities	(30)
Non-recourse borrowings	(30)
Net assets acquired before non-controlling interest	86
Non-controlling interest(1)	(56)
Net assets acquired	$30
1.    Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.